Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Schedule of investment in associate and percentage of equity interest held in associate

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
At beginning of year	172,757	184,907	199,200
Share of gain of associate	12,150	25,291	7,157
Impairment charges on associate	—	(10,998)	(7,157)
Disposal	—	—	(199,200)
At end of the year	184,907	199,200	—

Schedule of Summarised financial information for associate

Summarised balance sheet	As at December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Total assets	1,075,852	1,686,575	*
Total liabilities	(682,979)	(1,230,475)	*
Net assets	392,873	456,100	*

Summarised income statement	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Operating income	96,372	144,762	*
Profit or loss from continuing operations	30,375	63,228	*

Group’s share %	40%	40%	*
Group’s share in net assets	157,149	182,440	*
Goodwill	27,758	27,758	*
	184,907	210,198	*
Less: impairment charges on associate	—	(10,998)	*
Carrying amount	184,907	199,200	*

*2023 information not presented as the associate was disposed of as described above.

Schedule of Investment in joint venture and percentage of equity interest held in joint venture

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

At beginning of year	2,976	439	—
Additions	—	—	2,550
Share of losses of joint venture	(2,204)	(439)	(2,550)
Exchange difference	(333)	—	—
At end of the year	439	—	—